Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net
Inventories, net consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Raw materials:
Cannabis	$43,803	$30,054
Non-Cannabis	16,248	22,064
Total raw materials	60,051	52,118

Work-in-process	60,863	72,988
Finished goods	99,740	90,807
Inventories, net	$220,654	$215,913
As of December 31, 2024 and 2023, the Company recorded an inventory reserve balance of $11.8 million and $12.0 million, respectively, within Inventories, net on the Consolidated Balance Sheets.
During the year ended December 31, 2024 and 2023, the Company recorded inventory write-downs totaling $4.7 million and $13.2 million, respectively, within Cost of goods sold on the Consolidated Statements of Operations related to aged, obsolete or unsellable inventories, inventories that did not meet the Company’s quality standards and inventories whose carrying value exceeded the estimated NRV.